Equity (Details) - Schedule of stock option activity	9 Months Ended
Sep. 30, 2025 $ / shares shares
Schedule Of Stock Option Activity Abstract
Options outstanding, Number of Options | shares	1,250,004
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period | shares	(110,045)
Options outstanding, Number of Options | shares	1,188,711
Options exercisable, Weighted Average Exercise Price | $ / shares	$ 18.36
Options exercisable, Number of Options | shares	1,057,448
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 19.18
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	29.57
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 17.89
Granted, Number of Options | shares	48,752
Granted, Weighted Average Exercise Price | $ / shares	$ 11.20